DELAWARE INVESTMENTS(SM)
A member of the Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 33-11495
1940 Act File No. 811-4989

December 13, 2004

Filed via EDGAR (CIK #0000809872)
____________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-11495
      VOYAGEUR MUTUAL FUNDS II
      DELAWARE TAX-FREE COLORADO FUND
      ________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 32, the most recent Post-Effective Amendment of Voyageur Mutual Funds II. Post-Effective Amendment No. 32 was filed electronically with the Commission on December 3, 2004 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

David P. O'Connor
______________________________
David P. O'Connor
Vice President/Associate General Counsel/

Assistant Secretary